SEGMENT REPORTING - Disclosure of non-current assets, excluding deferred tax assets and financial assets, by geographic regions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	$ 69,418	$ 57,673
Israel
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	60,459	52,415
USA
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	6,863	4,799
Rest of the world
Disclosure of operating segments [line items]
Non-current assets, excluding deferred tax assets and financial assets	$ 2,096	$ 459